SUBSIDIARIES AND NON-CONTROLLING INTERESTS (Details) - Kibali Jersey Limited [member]	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	10.00%
Country of incorporation of subsidiary	Jersey
Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%
Country of incorporation of subsidiary	Uganda
Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%
Country of incorporation of subsidiary	Jersey
Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%
Country of incorporation of subsidiary	Jersey
Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%
Country of incorporation of subsidiary	Canada
Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	100.00%
Country of incorporation of subsidiary	Australia
Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	90.00%
Country of incorporation of subsidiary	DRC
Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.10%
Country of incorporation of subsidiary	Jersey